Long-term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Long-term Debt

Long-term debt consists of the following at September 30, 2012 and December 31, 2011:

	September 30, 2012	December 31, 2011
Senior Credit Facility	$702,164	$595,477
7 7/8% Senior Subordinated Notes	400,000	400,000
6 5/8% Senior Subordinated Notes	—	381,290
6 5/8% Senior Subordinated Notes — Series B	35,068	191,544
6 5/8% Senior Subordinated Notes — Series C	98,837	256,040
5 7/8% Senior Subordinated Notes	500,000	—
9 3/4% Senior Notes	337,140	331,553
Other notes with various rates and terms	2,399	2,624

	2,075,608	2,158,528
Less current maturities	(35,653)	(17,310)

Long-term debt, excluding current maturities	$2,039,955	$2,141,218

Long-term debt consists of the following at December 31, 2011 and 2010:

	2011	2010
Senior Credit Agreement	$595,477	$808,875
7 7/8% Senior Subordinated Notes	400,000	400,000
6 5/8% Senior Subordinated Notes	381,290	400,000
6 5/8% Senior Subordinated Notes — Series B	191,544	206,689
6 5/8% Senior Subordinated Notes — Series C	256,040	265,672
9 3/4% Senior Notes	331,553	324,866
Other notes with various rates and terms	2,624	3,038

	2,158,528	2,409,140
Less current maturities	(17,310)	(5,694)

Long-term debt, excluding current maturities	$2,141,218	$2,403,446

Long-term Debt Matures	Long-term debt matures as follows:

2012	$17,310
2013	$33,735
2014	$387,808
2015	$1,012,595
2016	$307,087
Later years	$399,993

Remaining Quarterly Amortization of Term Facilities

The remaining quarterly amortizations of the Term facilities as of September 30, 2012 is as follows:

	Term A-1	Term A-2	Term A-3	Term B
December 31, 2012	$6,750	$750	$—	$813.2
March 31, 2013 — March 31, 2014	$6,750	$750	$625	$813.2
June 30, 2014 — December 31, 2014	$13,500	$1,500	$625	$813.2
March 31, 2015	$13,500	$1,500	$1,250	$813.2
June 30, 2015 — September 30, 2015	$37,125	$4,125	$1,250	$813.2
December 31, 2015	$74,250	$8,250	$1,250	$813.2
March 31, 2016 — September 30, 2016	$—	$—	$1,250	$813.2
December 31, 2016	$—	$—	$1,250	$304,151.9
March 31, 2017— June 30, 2017	$—	$—	$21,250	$—
August 9, 2017	$—	$—	$42,500	$—

The remaining quarterly amortizations of the Term facilities as of December 31, 2011 is as follows:

	Term A-1	Term A-2	Term B
September 30, 2012 — March 31, 2014	$6,750	$750	$813.2
June 30, 2014 — March 30, 2015	$13,500	$1,500	$813.2
June 30, 2015 — September 30, 2015	$37,125	$4,125	$813.2
December 31, 2015	$74,250	$8,250	$813.2
March 31, 2016 — September 30, 2016	$—	$—	$813.2
December 31, 2016	$—	$—	$304,151.9

LAMAR MEDIA CORP
Schedule of Long-term Debt

Long-term debt consists of the following at December 31, 2011 and 2010:

	2011	2010
Senior Credit Agreement	$595,477	$808,875
7 7/8% Senior Subordinated Notes	400,000	400,000
6 5/8% Senior Subordinated Notes	381,290	400,000
6 5/8% Senior Subordinated Notes — Series B	191,544	206,689
6 5/8% Senior Subordinated Notes — Series C	256,040	265,672
9 3/4% Senior Notes	331,553	324,866
Other notes with various rates and terms	2,624	3,038

	2,158,528	2,409,140
Less current maturities	(17,310)	(5,694)

Long-term debt excluding current maturities	$2,141,218	$2,403,446

Long-term Debt Matures	Long-term debt matures as follows:

2012	$17,310
2013	$33,735
2014	$387,808
2015	$1,012,595
2016	$307,087
Later years	$399,993